Cash And Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2013
Details of Cash and Cash Equivalents

	December 31
	2012	2013
	US$	US$
Cash and deposits in bank	31,087	19,025
Time deposits	123,647	142,695

	154,734	161,720